Restricted Assets - Additional Information (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 KRW	Dec. 31, 2012 Gravity Games Corp. KRW
Deposits [Line Items]
Letter of credit issued	$ 250,000	290,000,000
Bank deposit provided to a bank as collateral for letter of credit	250,000	290,000,000
Restricted long-term financial instrument amount			5,000,000